United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2013

Date of Reporting Period: Quarter ended 06/30/2012

Item 1. Schedule of Investments

Federated Project and Trade Finance Core Fund

Portfolio of Investments

June 30, 2012 (unaudited)

Principal Amount or Shares			Value
		Asset-Backed Securities – 4.2%
		Finance – 4.2%
$3,836,372		Oz Wing Cayman II Ltd., Series EMTN, 3.246%, 2/27/2017	3,826,781
4,000,000		Sealane 2011-1X, Class A, 14.467%, 2/12/2016	4,044,000
1,764,706		Yapi DPR Finance Co. 2010-1, Class A, 1.102%, 11/21/2014	1,667,647
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $9,483,782)	9,538,428
		Trade Finance Agreements – 84.8%
		Automotive – 1.1%
2,503,111		Giti Tire Co., 3.496%, 12/1/2012	2,416,754
		Basic Industry - Fertilizers/Chemicals – 2.1%
5,000,000		Eurochem Mineral and Chemical Co. OJSC, Moscow, Floating Rate Note, 2.534%, 8/7/2016	4,612,500
		Basic Industry - Forestry – 2.2%
4,900,000		Bakrie Sumatera Plantations, 7.461%, 10/30/2016	4,868,150
		Basic Industry - Metals/Mining Excluding Steel – 13.4%
2,919,000		African Minerals, 5.590%, 10/13/2016	2,866,458
6,000,000		Discovery Copper, 4.211%, 3/31/2015	5,970,000
4,000,000		Erdenet, 7.246%, 9/6/2014	3,968,000
3,993,421	[1]	Evraz Group SA, 3.046%, 11/19/2015	3,859,642
3,750,000		Glencore International, 2.095%, 6/12/2013	3,706,875
3,076,923		Kazakhmys PLC, 1.496%, 2/28/2013	3,050,769
74,116	[1]	Mechel Chelyabin, 5.246%, 12/12/2012	72,263
666,667	[1]	Mechel Kuzbass, 5.246%, 12/12/2012	650,000
148,148	[1]	Mechel S Urals, 5.246%, 12/12/2012	144,444
666,667		Mechel Yakutugol, 5.246%, 12/12/2012	650,000
2,250,000		Vedanta Resources PLC, Floating Rate Note, 3.241%, 1/16/2013	2,228,625
3,000,000		Vedanta/Twinstar, 1.750%, 6/7/2013	2,955,000
		TOTAL	30,122,076
		Basic Industry - Steel Producers/Products – 8.8%
6,000,000		Essar Steel Ltd., 3.496%, 8/15/2012	5,781,000
3,000,000		Hyundai Steel Co., 1.850%, 5/30/2013	2,980,500
3,278,336		JSW Duferco, 1.946%, 9/1/2013	3,224,243
6,100,000		Metalloinvest, Floating Rate Note, 3.246%, 4/4/2016	6,084,750
1,666,667		Severstal, 2.811%, 9/23/2013	1,621,667
		TOTAL	19,692,160
		Capital Goods – 2.2%
892,857	[1]	Azul Airlines, A, 6.561%, 3/30/2013	873,661
892,857	[1]	Azul Airlines, B, 6.561%, 3/30/2013	873,661
3,200,000		TAAG II, Floating Rate Note, 6.211%, 6/27/2016	3,198,400
		TOTAL	4,945,722
		Consumer Cyclical – 1.4%
2,464,285		A & Y Marka, Floating Rate Note, 4.244%, 4/29/2014	3,098,281
		Consumer Non-Cyclical – 11.9%
2,761,832	[2,3,4]	Arrocera Covadonga SA de CV, 8.500%, 12/17/2010	0
1,647,059		Bahia Cellulose, 4.331%, 11/10/2015	1,651,177
4,833,334		Bajaj Hindusthan Ltd., Floating Rate Note, 1.739%, 3/14/2015	4,707,667
972,205		Banacol, 3.746%, 6/14/2013	954,219

Principal Amount or Shares		Value
$1,428,572	COCOBOD, Floating Rate Note, 1.000%, 8/31/2012	1,420,000
4,117,647	GVO, 5.246%, 11/2/2015	4,175,294
2,500,000	Louis Drey May, 3.500%, 8/31/2015	2,496,250
4,000,000	Marfrig Alimentos SA, 5.746%, 11/9/2015	3,982,000
2,000,000	Ukrland Farming, 8.746%, 6/29/2014	1,987,000
5,400,000	Vicentin, 7.734%, 11/18/2015	5,386,500
	TOTAL	26,760,107
	Consumer Non-Cyclical/Food-Wholesale – 1.3%
2,850,000	Kernel Holding SA, 5.500%, 3/3/2016	2,851,425
	Consumer Non-Cyclical/Tobacco – 0.5%
1,127,312	Premium Tobacco, 5.250%, 5/31/2013	1,129,567
	Energy – 24.1%
5,108,734	BP Angola, 2.961%, 6/30/2015	5,106,180
2,235,374	BP Caspian, Bank Note, 2.961%, 8/20/2015	2,209,667
3,315,000	BTC Pipeline, 3.000%, 8/15/2012	3,230,468
2,000,000	Bumi Resources Tbk, 11.246%, 8/26/2013	2,030,000
4,791,667	Canbaikal Resources, 5.746%, 4/10/2016	4,753,333
536,280	EGPC Petroleum V Tranche A, 3.711%, 3/31/2015	511,343
54,368	EGPC Petroleum V Tranche B, 3.461%, 12/31/2012	52,791
2,000,000	Energi Mega Persada Tbk, 12.246%, 9/12/2013	1,974,000
2,993,750	Estrella De Oro Mobile Home, 8.461%, 11/30/2015	2,845,559
4,778,714	Gunvor Group, 3.746%, 11/30/2016	4,656,857
4,285,714	OAO Rosneft Oil Co., Floating Rate Note, 1.196%, 2/19/2013	4,191,429
1,317,494	Petroleum Export Ltd. III, 3.961%, 3/15/2013	1,299,708
5,000,000	Shunkhlai LLC, 4.746%, 9/21/2012	4,999,000
4,208,647	Sonangol 2014, 1.185%, 7/31/2014	4,031,883
688,492	Sonangol Finance Ltd., 3.246%, 11/30/2012	684,361
4,642,857	SUEK OJSC, 3.496%, 9/8/2015	4,533,750
354,167	SV Oil & Natural Gas Ltd., 4.246%, 9/14/2013	352,042
960,000	Tatneft, 3.346%, 6/23/2013	936,480
5,318,182	Tuscany International Drilling, Inc., 6.961%, 8/15/2016	5,317,118
545,455	Tuscany Revolver, 6.961%, 9/15/2014	545,182
	TOTAL	54,261,151
	Energy/Exploration and Production – 2.2%
5,000,000	Ptmitraperk, 6.000%, 11/30/2015	5,025,000
	Finance – 4.1%
3,000,000	International Bank of Azerbaijan, 5.484%, 7/23/2013	2,922,000
4,000,000	Islami Bank New, 3.520%, 9/17/2012	4,004,000
2,400,000	United Bank for Africa, 5.234%, 11/29/2013	2,398,800
	TOTAL	9,324,800
	Finance/Banks/Brokers – 1.3%
3,000,000	Afrexim, 2.250%, 6/29/2014	2,970,000
	Services – 2.1%
2,460,606	Azeri RR Tran A, Floating Rate Note, 3.746%, 1/9/2013	2,404,012
2,447,945	Azeri RR Tran B, 4.246%, 1/9/2015	2,376,955
	TOTAL	4,780,967
	Services/Railroads – 1.7%
3,932,203	Eastcomtrans, Floating Rate Note, 6.244%, 4/1/2016	3,867,322

Principal Amount or Shares			Value
		Telecommunications – 3.3%
$3,994,966		Brightstar V, 3.650%, 9/17/2012	3,964,604
3,428,600		Digicel Ltd., 3.788%, 3/31/2015	3,432,029
		TOTAL	7,396,633
		Utility/Electricity Generation – 1.1%
2,500,000	[1]	MOF Angola, 5.500%, 2/16/2018	2,482,500
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $194,344,555)	190,605,115
		MUTUAL FUND – 7.9%
17,843,025	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	17,843,025
		TOTAL INVESTMENTS — 96.9% (IDENTIFIED COST $221,671,362)[7]	217,986,568
		OTHER ASSETS AND LIABILITIES - NET — 3.1%[8]	6,938,844
		TOTAL NET ASSETS — 100%	$224,925,412

At June 30, 2012, the Fund had the following outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Sold:
9/7/2012	2,666,518 Euros	$3,411,383	$34,826

The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $253,303. This is based on the contracts held as of each month-end throughout the period.

Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2012, these restricted securities amounted to $8,956,170, which represented 4.0% of total net assets.
2	Issuer in default. Principal amount and interest were not paid upon final maturity.
3	Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	Non-income producing security.
5	Affiliated holding.
6	7-Day net yield.
7	At June 30, 2012, the cost of investments for federal tax purposes was $221,671,362. The net unrealized depreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S.dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $3,684,794. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $654,100 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,338,894.
8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$ —	$ —	$9,538,428	$9,538,428

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Trade Finance Agreements	—	—	190,605,115	190,605,115
Mutual Fund	17,843,025	—	—	17,843,025
TOTAL SECURITIES	$17,843,025	$ —	$200,143,543	$217,986,568
OTHER FINANCIAL INSTRUMENTS[1]	$ —	$34,826	$ —	$34,826
1	Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Asset-Backed Securities	Investments in Trade Finance Agreements
Balance as of April 1, 2012	$9,813,971	$199,844,936
Accrued discounts/premiums	(93)	329,214
Realized gain (loss)	11,833	(121,143)
Change in unrealized appreciation	52,816	287,068
Purchases	—	40,524,161
(Sales)	(340,099)	(50,259,121)
Balance as of June 30, 2012	$9,538,428	$190,605,115
The total change in unrealized appreciation attributable to investments still held at June 30, 2012.	$52,816	$287,068

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 27, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date August 27, 2012